SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of property and equipment depreciation and amortization period) (Details)	12 Months Ended
Jul. 31, 2016
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	12 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	40 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	40 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	18 years